EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 15 - EMPLOYEE BENEFIT PLANS

The Company has a 401(k) plan for its employees to which the Company makes contributions at rates dependent on the level of each employee’s contributions. Contributions made by the Company are limited to the maximum allowable for federal income tax purposes. The amounts charged to operations for contributions to this plan and administrative costs during the three months ended both December 31, 2021 and 2020 totaled approximately $20,000. The amounts charged to operations for contributions to this plan and administrative costs during the nine months ended December 31, 2021 and 2020 totaled approximately $55,000 and $54,000, respectively. The amounts are included as a component of general and administrative expense in the accompanying condensed consolidated statements of income. The Company does not provide any post-employment benefits to retirees.

NOTE 10 - EMPLOYEE BENEFIT PLANS

The Company has a 401(k) plan for its employees to which the Company makes contributions at rates dependent on the level of each employee’s contributions. Contributions made by the Company are limited to the maximum allowable for federal income tax purposes. The amounts charged to operations for contributions to this plan and administrative costs during the fiscal years ended March 31, 2021 and 2020 totaled approximately $74,000 and $63,000, respectively. The amounts are included as a component of general and administrative expense in the accompanying Consolidated Statements of Operations. The Company does not provide any post-employment benefits to retirees.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 and 2020